Debt - SVB loan payable and net discount (Details) - Humacyte, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Final payment amount of SVB loan payable	$ (1,000)
SVB loan payable, current and noncurrent	24,364	$ 822
SVB Loan payable
Debt Instrument [Line Items]
Principal amount of SVB loan payable	20,000
Final payment amount of SVB loan payable	1,000
Net premium associated with accretion of final payment and other debt issuance costs	(3,388)
SVB loan payable, current and noncurrent	17,612
Less SVB loan payable, current portion	(2,222)
SVB loan payable, noncurrent portion	$ 15,390